Income taxes - Additional Information (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Tax Credit Carryforward [Line Items]
Valuation allowance	$ 30,839	$ 29,225
Current tax payable	0	$ 0	$ 0
Financing Interest Expense	12,900
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	51,000
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	1,900
Canadian Federal Taxes [Member]
Tax Credit Carryforward [Line Items]
Income taxes payable	$ 160